Cash and cash equivalents - Schedule of cash and cash equivalents (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash at bank		$ 35,288,761		$ 14,439,690
Cash on hand		191		50,190
Cash and cash equivalents	$ 134,379,603	$ 35,288,952	$ 37,581,411	$ 14,489,880	$ 11,521,505	$ 18,781,873